Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of groups and measurement bases of financial assets and financial liabilities
As of December 31, 2025
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions

Current assets
Cash and cash equivalents	-	291	-	-
Short-term investments and deposits	-	205	-	-
Trade receivables	-	1,365	-	-
Other receivables	-	49	-	-
Foreign currency derivative designated as economic hedge	22	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	21	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	53	-	-	-
Other non-current assets	-	19	-	-
Total financial assets	96	1,929	-	-
Current liabilities
Short-term debt	-	-	-	(876)
Trade payables	-	-	-	(1,157)
Other current liabilities	-	-	-	(161)
Foreign currency derivative designated as economic hedge	-	-	(1)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(3)	-
Non-current liabilities
Long-term debt and debentures	-	-	-	(1,880)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	-	-
Other non-current liabilities	-	-	-	(33)
Total financial liabilities	-	-	(4)	(4,107)
Total financial instruments, net	96	1,929	(4)	(4,107)

As of December 31, 2024
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions

Current assets
Cash and cash equivalents	-	327	-	-
Short-term investments and deposits	-	115	-	-
Trade receivables	-	1,260	-	-
Other receivables	-	33	-	-
Foreign currency derivative designated as economic hedge	12	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	4	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	3	-	-	-
Other non-current assets	-	20	-	-
Total financial assets	19	1,755	-	-
Current liabilities
Short term debt	-	-	-	(384)
Trade payables	-	-	-	(1,002)
Other current liabilities	-	-	-	(156)
Foreign currency derivative designated as economic hedge	-	-	(11)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(3)	-
Non-current liabilities
Long-term debt and debentures	-	-	-	(1,909)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(4)	-
Other non-current liabilities	-	-	-	(41)
Total financial liabilities	-	-	(18)	(3,492)
Total financial instruments, net	19	1,755	(18)	(3,492)

Schedule of maximum credit exposure
As of December 31
Carrying amount ($ millions)
2025	2024

Cash and cash equivalents	291	327
Short-term investments and deposits	205	115
Trade receivables	1,365	1,260
Other receivables	49	33
Derivatives	96	19
Other non-current assets	19	20
	2,025	1,774

Schedule of maximum credit exposure by geographical region
As of December 31
Carrying amount ($ millions)
2025	2024

South America	413	390
Europe	341	310
Asia	311	278
North America	189	187
Israel	89	75
Other	22	20
	1,365	1,260

Schedule of aging of debts and impairment losses
As of December 31
2025		2024
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	1,246	(4)	1,150	1
Past due up to 3 months	88	(1)	79	(1)
Past due 3 to 12 months	25	(6)	35	(5)
Past due over 12 months	44	(27)	22	(21)
	1,403	(38)	1,286	(26)

Schedule of allowance of doubtful accounts
2025	2024
$ millions	$ millions

Balance as of January 1	26	13
Additional allowance	10	16
Changes due to translation differences	2	(3)
Balance as of December 31	38	26

Schedule of liquidity risk
As of December 31, 2025
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short-term debt (not including current maturities)	439	459	-	-	-
Trade payables	1,157	1,157	-	-	-
Other current liabilities	161	161	-	-	-
Long-term debt, debentures and others	2,319	521	294	881	1,467
	4,076	2,298	294	881	1,467
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	1	1	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	3	3	-	-	-
	4	4	-	-	-

As of December 31, 2024
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short-term debt (not including current maturities)	276	282	-	-	-
Trade payables	1,002	1,002	-	-	-
Other current liabilities	156	156	-	-	-
Long-term debt, debentures and others	2,058	185	546	792	1,276
	3,492	1,625	546	792	1,276
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	11	11	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	7	3	4	-	-
	18	14	4	-	-

Schedule of interest rate profile
As of December 31
2025	2024
$ millions	$ millions

Fixed rate instruments
Financial assets	265	387
Financial liabilities	(1,833)	(1,508)
	(1,568)	(1,121)
Variable rate instruments
Financial assets	109	49
Financial liabilities	(930)	(791)
	(821)	(742)

Schedule of sensitivity analysis for variable rate instruments
As of December 31, 2025
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions

SWAP instruments
Changes in Israeli shekel interest	36.0	18.0	(17.0)	(33.0)

Schedule of terms of derivative financial instruments used to hedge interest risk
As of December 31, 2025
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

Israeli shekel
SWAP contracts from fixed ILS interest to fixed USD interest	51	437	2026-2034	2.4%

As of December 31, 2024
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

Israeli shekel
SWAP contracts from fixed ILS interest to fixed USD interest	(3)	206	2025-2034	2.4%

Schedule of sensitivity analysis non-derivative financial instruments
As of December 31,
Impact on profit (loss)
2025	2024
$ millions	$ millions

Non-derivative financial instruments
US dollar/euro	111	(54)
US dollar/Israeli shekel	105	73
US dollar/British pound	(1)	(1)

Schedule of market risk sensitivity analysis
As of December 31, 2025
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions

US dollar/Brazilian real
Forward transactions	4	2	(3)	(5)

US dollar/Israeli shekel
Forward transactions	(67)	(36)	40	83
Forward transactions hedge accounting	(32)	(17)	18	39
Options	(4)	(2)	4	7
SWAP	(44)	(23)	25	54

US dollar/British pound
Options	(1)	-	-	1

Euro/ US dollar
Forward transactions	6	3	(2)	(5)
Options	6	4	(2)	(5)

Schedule of terms of derivative financial instruments used to economically hedge foreign currency risk
As of December 31, 2025
Carrying amount	Stated amount	Average
$ millions		exchange rate

Forward contracts
US dollar/Israeli shekel	19	760	3.5
Euro/US dollar	-	95	1.1
US dollar/Brazilian real	1	44	5.6
British pound/euro	(1)	113	1.2
British pound/US dollar	-	11	1.3
Other	-	32	-
Forward contracts hedge accounting
US dollar/Israeli shekel	21	340	3.5
Currency and interest SWAPs
US dollar/Israeli shekel	51	437	3.5
Put options
US dollar/Israeli shekel	2	50	3.5
Euro/US dollar	(2)	57	1.1
US dollar/Japanese yen	-	11	149.7
British pound/US dollar	-	12	1.3
Call options
US dollar/Israeli shekel	-	50	3.5
Euro/US dollar	1	57	1.1
US dollar/Japanese yen	-	11	149.7
British pound/US dollar	-	12	1.3

As of December 31, 2024
Carrying amount	Stated amount	Average exchange rate
$ millions

Forward contracts
US dollar/Israeli shekel	(1)	808	3.7
Euro/US dollar	2	177	1.1
US dollar/Brazilian real	-	18	6.0
British pound/euro	-	115	1.2
British pound/US dollar	-	8	1.2
Euro/Chinese yuan renminbi	-	14	7.7
Other	-	12	-
Forward contracts hedge accounting
US dollar/Israeli shekel	2	320	3.7
Currency and interest SWAPs
US dollar/Israeli shekel	(3)	206	3.7
Put options
US Dollar/Israeli shekel	-	-	3.7
Euro/US dollar	1	40	1.1
US dollar/Japanese yen	-	5	152.0
British pound/US dollar	-	12	1.2
Call options
US dollar/Israeli shekel	-	-	3.7
Euro/US dollar	-	40	1.1
US dollar/Japanese yen	-	5	152.0
British pound/US dollar	-	12	1.2

Schedule of linkage terms of monetary balances
As of December 31, 2025
US dollar	Euro	British pound	Israeli shekel	Brazilian real	Chinese yuan renminbi	Other	Total

Non-derivative instruments:
Cash and cash equivalents	33	81	1	1	62	92	21	291
Short-term investments and deposits	197	1	-	-	-	7	-	205
Trade receivables	576	247	41	49	343	64	45	1,365
Other receivables	5	18	3	8	6	-	9	49
Other non-current assets	8	4	-	-	6	-	1	19
Total financial assets	819	351	45	58	417	163	76	1,929
Short-term debt	331	445	17	68	9	3	3	876
Trade payables	230	238	23	525	60	68	13	1,157
Other current liabilities	30	66	5	33	16	8	3	161
Long-term debt, debentures and others	1,014	330	7	495	9	23	2	1,880
Other non-current liabilities	1	32	-	-	-	-	-	33
Total financial liabilities	1,606	1,111	52	1,121	94	102	21	4,107
Total non-derivative financial instruments, net	(787)	(760)	(7)	(1,063)	323	61	55	(2,178)
Derivative instruments:
Forward transactions	-	95	11	760	44	-	145	1,055
Forward transactions hedge accounting	-	-	-	340	-	-	-	340
Cylinder	-	57	12	50	-	-	11	130
SWAPS – US dollar into Israeli shekel	-	-	-	437	-	-	-	437
Total derivative instruments	-	152	23	1,587	44	-	156	1,962
Net exposure	(787)	(608)	16	524	367	61	211	(216)

As of December 31, 2024
US dollar	Euro	British pound	Israeli shekel	Brazilian real	Chinese yuan renminbi	Others	Total

Non-derivative instruments:
Cash and cash equivalents	55	20	9	2	69	151	21	327
Short-term investments and deposits	108	1	-	-	-	6	-	115
Trade receivables	545	224	39	37	297	81	37	1,260
Other receivables	-	18	2	4	5	-	4	33
Other non-current assets	9	5	-	1	5	-	-	20
Total financial assets	717	268	50	44	376	238	62	1,755
Short-term debt	163	148	12	50	6	3	2	384
Trade payables	196	201	24	408	103	61	9	1,002
Other current liabilities	43	52	6	32	13	9	1	156
Long-term debt, debentures and others	802	784	8	275	13	24	3	1,909
Other non-current liabilities	7	33	-	-	-	-	1	41
Total financial liabilities	1,211	1,218	50	765	135	97	16	3,492
Total non-derivative financial instruments, net	(494)	(950)	-	(721)	241	141	46	(1,737)
Derivative instruments:
Forward transactions	-	177	8	808	18	-	141	1,152
Forward transactions hedge accounting	-	-	-	320	-	-	-	320
Cylinder	-	40	12	-	-	-	5	57
SWAPS – US dollar into Israeli shekel	-	-	-	206	-	-	-	206
Total derivative instruments	-	217	20	1,334	18	-	146	1,735
Net exposure	(494)	(733)	20	613	259	141	192	(2)

Schedule of fair value of financial instruments
As of December 31, 2025		As of December 31, 2024
Carrying amount	Fair value	Carrying amount	Fair value
$ millions		$ millions

Loans bearing fixed interest (1)	379	369	287	271
Debentures bearing fixed interest
Marketable (2)	1,152	1,139	909	845
Non-marketable (3)	47	47	47	47
	1,578	1,555	1,243	1,163

(1)
The fair value of the Euro loans bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2025, for the Euro loans was 4.3% (December 31, 2024, for the Euro loans 4.5%).

(2)	The fair value of the marketable debentures is based on quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3)
The fair value of the non-marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the SOFR rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2025, was 6.0% (December 31, 2024 – 6.7%).

Schedule of hierarchy of fair value
Level 2	As of December 31, 2025	As of December 31, 2024
	$ millions	$ millions

Derivatives designated as economic hedge, net	21	1
Derivatives designated as cash flow hedge, net	71	-
	92	1